TAXES RECOVERABLE	12 Months Ended
Dec. 31, 2022
Taxes Recoverable

6. TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST/HST”) recoverable.

	December 31, 2022	December 31, 2021
VAT recoverable	$1,385	$790
GST recoverable	25	26
Income taxes recoverable	2,327	2,548
	$3,737	$3,364